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                                     497(j)
                                  Certification


                                 October 26, 1998



Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: The Prudential Discover Select Group Variable Contract Account
    Registration No.: 333-23271

Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933, The Prudential Insurance Company of America, on behalf of The Prudential Discovery Select Group Variable Contract Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.

                                   Respectfully submitted,

                                   /s/ C. Christopher Sprague
                                   ------------------------------
                                   C. Christopher Sprague
                                   Assistant General Counsel
                                   The Prudential Insurance Company of America